Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended		24 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended								24 Months Ended			3 Months Ended	12 Months Ended		24 Months Ended			12 Months Ended						24 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended						24 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jan. 01, 2014	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Household Products [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Asset Impairments [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Asset Impairments [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Asset Impairments [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Asset Impairments [Member] Corporate Segment [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Household Products [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Accelerated Depreciation [Member] Corporate Segment [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member] Minimum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Impairment and Accelerated Depreciation [Member] Maximum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member] Minimum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member] Maximum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Household Products [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Employee Severance [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Employee Severance [Member] Corporate Segment [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Consulting, Program Management and Other Charges [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member]	Sep. 30, 2012 Restructuring Plan 2013 [Member] Other Restructuring [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member] Minimum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member] Maximum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member] Household Products [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member] Household Products [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member] Personal Care [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Other Restructuring [Member] Corporate Segment [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Other Restructuring [Member] Corporate Segment [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member]	Dec. 31, 2011 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member]	Dec. 31, 2011 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member] Cost of Sales [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member] Cost of Sales [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member] Cost of Sales [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Consulting and Program Management [Member] Minimum [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Consulting and Program Management [Member] Maximum [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Facility Closing [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Net (Gain) Loss on Asset Sale [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Net (Gain) Loss on Asset Sale [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Net (Gain) Loss on Asset Sale [Member] Household Products [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Net (Gain) Loss on Asset Sale [Member] Personal Care [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Net (Gain) Loss on Asset Sale [Member] Corporate Segment [Member]	Sep. 30, 2014 Household Products Restructuring [Member] Other Restructuring [Member]	Sep. 30, 2012 Household Products Restructuring [Member] Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 350			$ 250
Expected cost remaining																													5	10					30	40												30	35															5	10
Restructuring Reserve [Roll Forward]
Restructuring reserve	20.6					20.6																										16.3
Restructuring charges	0	0	(6.8)		92.6	92.6	139.3	260.0	42.7	121.3	48.2	15.0	1.7	3.0	19.3	19.3	0	0	4.7	23.6	4.1	23.6	0.6	0	0	0	4.7	48.0			32.6	32.6	49.3	82.0			11.1	42.3	20.7	6.0	0.8	1.0	132.0	52.9	52.9	47.1	7.3			25.1	36.1	26.9	9.0	0.9	2.0	17.0	0	11.8	5.2	7.0	0	1.0	6.1			0	2.4	2.4	2.4	0	0	6.0	13.0
Other						(0.8)																					0					(0.7)													(0.1)																							0
Cash						(71.3)																					0					(26.1)													(50.1)																							4.9
Non-Cash						(14.7)																					(4.7)					0													(2.7)																							(7.3)
Restructuring reserve	$ 26.4	$ 20.6			$ 26.4	$ 26.4	$ 20.6	$ 26.4																			$ 0	$ 0			$ 22.1	$ 22.1	$ 16.3	$ 22.1										$ 4.3	$ 4.3																						$ 0	$ 0